NOTE 7 – WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
NOTE 7 – WARRANTS

NOTE 7 – WARRANTS

On April 5, 2022, we entered into a Common Stock Purchase Option Agreement with Apollo Management Group, Inc (Holder) to subscribe for and purchase from the Company, 4,800,000 shares of Common Stock with an exercise price per share of $2.00; and an initial exercisable date on September 30, 2022. The purchase price of this option was $500,000. The Company determined that the warrants had a fixed monetary value with a variable number of shares at inception and categorized the warrants as a liability in the accompanying consolidated financial statements.

The Holder and the Company agreed that the Holder had the right and the obligation to exercise, on a cashless basis, $1,000,000 of the Options not later than October 15, 2022. Thereafter, the Holder shall undertake to exercise not less than (i) $400,000 of the Options on a “cash basis” not later than the later of (y) November 14, 2022 or (z) the date on which there is an effective registration statement permitting the issuance of the Option Shares to or resale of the Option Shares by the Holder and (ii) an additional $400,000 of the Options on a “cash basis” not later than the latest of (x) thirty (30) days following the exercise of the Option under subsection (i), above, (y) December 14, 2022, or (z) the date on which there is an effective registration statement permitting the issuance of the Option Shares to or resale of the Option Shares by the Holder. From and after the occurrence of the three above-referenced exercises, each additional exercise of Options hereunder shall be in an amount not less than $200,000 and exercised only on a cash basis.

The Holder’s obligation to exercise each specified portion of this option on the specific dates above is subject to the volume-weighted average price (“VWAP”, market value), being not less than $0.20 per share on the relevant option exercise date. Adjusted option shares at VWAP of $0.20 shall be 48,000,000 shares.

A summary of activity regarding warrants issued as follows:

	Warrants Outstanding
		Weighted Average	Weighted Average Remaining
	Warrants	Exercise Price	Contractual life (in years)

Outstanding, December 31, 2022	23,112,575	$0.17	0.75
Granted	—	—	—
Increase in number of warrants by VWAP	5,262,465	0.14	—
Exercised	(2,941,177)	0.14	0.70
Forfeited/canceled	—	—	—
Outstanding, March 31, 2023	25,433,863	$0.14	0.50

NOTE 9 – WARRANTS

On April 5, 2022, we entered into a Common Stock Purchase Option Agreement with Apollo Management Group, Inc (Holder) to subscribe for and purchase from the Company, 4,800,000 shares of Common Stock with an exercise price per share of $2.00; and an initial exercisable date on September 30, 2022. The purchase price of this option was $500,000. The Company determined that the warrants had a fixed monetary value with a variable number of shares at inception and categorized the warrants as a liability in the accompanying consolidated financial statements.

The Holder and the Company agreed that the Holder had the right and the obligation to exercise, on a cashless basis, $1,000,000 of the Options not later than October 15, 2022. Thereafter, the Holder shall undertake to exercise not less than (i) $400,000 of the Options on a “cash basis” not later than the later of (y) November 14, 2022 or (z) the date on which there is an effective registration statement permitting the issuance of the Option Shares to or resale of the Option Shares by the Holder and (ii) an additional $400,000 of the Options on a “cash basis” not later than the latest of (x) thirty (30) days following the exercise of the Option under subsection (i), above, (y) December 14, 2022, or (z) the date on which there is an effective registration statement permitting the issuance of the Option Shares to or resale of the Option Shares by the Holder. From and after the occurrence of the three above-referenced exercises, each additional exercise of Options hereunder shall be in an amount not less than $200,000 and exercised only on a cash basis.

The Holder’s obligation to exercise each specified portion of this option on the specific dates above is subject to the volume-weighted average price (“VWAP”, market value), being not less than $0.20 per share on the relevant option exercise date. Adjusted option shares at VWAP of $0.20 shall be 48,000,000 shares.

A summary of activity regarding warrants issued as follows:

	Warrants Outstanding
		Weighted Average	Weighted Average Remaining
	Warrants	Exercise Price	Contractual life (in years)

Outstanding, December 31, 2021	—	$—	—
Granted	4,800,000	2.00	1.49
Increase in number of warrants by VWAP	32,467,713	0.17	—
Exercised	(14,155,138)	0.18	0.97
Forfeited/canceled	—	—	—
Outstanding, December 31, 2022	23,112,575	$0.17	0.75